CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Parent Company Statements Of Operations And Comprehensive Loss
Revenue	¥ 42,069,270	$ 5,763,466	¥ 45,256,672
Cost of revenue	28,714,468	3,933,866	33,150,930
Gross profit	13,354,802	1,829,600	12,105,742
General and administrative expenses	24,038,744	3,293,294	22,042,042
Provision for credit losses	870,714	119,287	1,553,364
Loss from operations	(26,899,782)	(3,685,254)	(22,802,066)
Loss in fair value changes of warrants liability	(10,327)	(1,415)	(10,461,075)	$ (197,692)
Other income (expenses)	(80,945)	(11,088)	(8,701,288)
Net income (loss)	(20,729,599)	(2,839,942)	(23,107,851)
Foreign currency translation adjustment	1,207,501	165,427	(4,609,399)
Comprehensive loss attributable to Recon Technology, Ltd	(19,380,828)	(2,655,161)	(27,163,421)
RECON TECHNOLOGY LTD
Parent Company Statements Of Operations And Comprehensive Loss
General and administrative expenses	11,962,691	1,638,882	11,698,953
Loss from operations	(11,962,691)	(1,638,882)	(11,698,953)
Loss in fair value changes of warrants liability	(10,327)	(1,415)	(1,941,195)
Other income (expenses)	5,846,562	800,976	(960,280)
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(14,461,878)	(1,981,269)	(7,954,486)
Net income (loss)	(20,588,334)	(2,820,590)	(22,554,914)
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs' subsidiaries	1,207,501	165,427	(4,609,399)
Comprehensive loss attributable to Recon Technology, Ltd	¥ (19,380,833)	$ (2,655,163)	¥ (27,164,313)